Share-Based Compensation (Tables) - Benson Hill, Inc	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of key assumptions used in this pricing model on the date of grant for options granted to employees and nonemployees

	2021		2020
Expected dividend yield		0%	0%
Expected volatility		63%	58%
Risk-free interest rate		0.7%	1.0%
Expected term in years	6.1	years	6.2	years
Weighted average grant date fair value	$1.54		$0.81

Key assumptions used in this pricing model on the date of grant for options granted to employees and nonemployees are as follows:

	Year Ended December 31,
	2020	2019
Expected dividend yield	0%	0%
Expected volatility	58%	52%
Risk-free interest rate	1.0%	1.9%
Expected term in years	6.2 years	6.3 years
Weighted average grant date fair value	$0.81	$0.73

Summary of stock option information and weighted average exercise prices under the stock incentive plan

The following is a summary of stock option information and weighted average exercise prices under the Company’s stock incentive plan:

		Weighted
	Options	Average Exercise
	Outstanding	Price per Share
Balance at December 31, 2019	6,992,291	$0.97
Granted	926,000	1.45
Exercised	(337,076)	0.23
Forfeited	(424,750)	1.21
Expired	(56,975)	1.15
Balance at December 31, 2020	7,099,490	$1.05

Summary of stock option information and weighted average grant date fair values under the stock incentive plan

The following is a summary of stock option information and weighted average grant date fair values under the Company’s stock incentive plan:

		Weighted Average
	Options	Grant Date
	Outstanding	Fair Value
Nonvested at December 31, 2019	4,551,250	$1.11
Granted	926,000	1.45
Vested	(1,527,775)	0.98
Forfeited	(481,725)	1.20
Nonvested Balance at December 31, 2020	3,467,750	$1.25